Investment Securities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Weighted-average maturity of available-for-sale investment securities	5 years 4 months 24 days	5 years 1 month 6 days
Weighted-average yields of available-for-sale investment securities	2.57%	2.25%
Weighted-average maturity of held-to-maturity investment securities	5 years 2 months 12 days	4 years 8 months 12 days
Weighted-average yields of held-to-maturity investment securities	2.46%	2.14%
Fair value of securities pledged	$ 10,900	$ 12,800
Fair value of securities pledged as collateral where counterparty has right to repledge or resell	$ 2,100	$ 689